Cover	Jun. 03, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 31, 2022
Entity Registrant Name	FEDNAT HOLDING COMPANY
Entity Incorporation, State or Country Code	FL
Entity File Number	000-25001
Entity Tax Identification Number	65-0248866
Entity Address, Address Line One	14050 N.W. 14th Street
Entity Address, Address Line Two	Suite 180
Entity Address, City or Town	Sunrise
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33323
City Area Code	800
Local Phone Number	293-2532
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FNHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001069996
Amendment Flag	false